Income Tax Expense - Schedule of Changes in Consolidated Deferred Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
(a) Within the Consolidated Statement of Comprehensive Income:
Deferred tax - retirement benefit obligations	$ (63)	$ (36)	$ 11
Tax on items recognised directly within other comprehensive income	(77)	(44)	11
(b) Within the Consolidated Statement of Changes in Equity:
Deferred tax - share-based payment expense	7	10
Current and deferred tax relating to items credited (charged) directly to equity	14	24	1
Income tax recognised outside the Consolidated Income Statement	(63)	(20)	12
Deferred tax - retirement benefit obligations
(a) Within the Consolidated Statement of Comprehensive Income:
Deferred tax - retirement benefit obligations	(63)	(36)	11
Deferred tax - cash flow hedges
(a) Within the Consolidated Statement of Comprehensive Income:
Deferred tax - cash flow hedges	(14)	(8)	0
(b) Within the Consolidated Statement of Changes in Equity:
Deferred tax - share-based payment expense	17	0	0
Current tax - share option exercises
(b) Within the Consolidated Statement of Changes in Equity:
Current tax - share option exercises	7	14	2
Deferred tax - share-based payment expense
(b) Within the Consolidated Statement of Changes in Equity:
Deferred tax - share-based payment expense	$ 10	$ (10)	$ 1